SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS VARIABLE SERIES II
DWS Unconstrained Income VIP

The following changes are effective on or about May 31, 2013:

QS Investors, LLC (”QS Investors”) will no longer serve as subadvisor to the fund. All references to QS Investors are hereby deleted.

All disclosure and references in the fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

Please Retain This Supplement for Future Reference

May 1, 2013 PROSTKR-257